Condensed Consolidated Balance Sheet (Unaudited) (USD $)	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010
Current assets
Cash	$ 24,616	$ 21,180	$ 48,013
Restricted cash	100	30,000	30,163
Accounts receivable	0	0	6,915
Inventories, net	305,380	304,479	149,014
Prepaid royalties	27,538	27,538	121,851
Prepaid expenses and other current assets	61,105	62,551	562
Total current assets	418,739	445,748	356,518
Property and equipment, net	41,661	52,428	20,158
Intangible assets	9,899	9,899	0
Other assets	35,927	35,927	5,927
Total assets	506,226	544,002	382,603
Current Liabilities
Accounts payable and accrued expenses	1,667,253	1,597,350	1,687,939
Payroll liabilities payable	349,474	326,294	270,705
Convertible debt, net of discount	0	34,166	382,561
Notes payable, net	156,380	20,000	95,737
Deferred revenue	100,423	101,060	100,401
Total current liabilities	2,273,530	2,078,870	2,537,343
Commitments and Contingencies
Stockholders' Deficit
Undesignated preferred stock	0	0	0
Series A preferred stock	3,586	3,586	3,586
Series B preferred stock	7,891	7,891	11,041
Series C preferred stock	10	10	10
Series D preferred stock	0	0	0
Common stock	7,795,992	5,366,946	2,291,027
Treasury stock	29,800	24,500	24,500
Additional paid-in capital	62,415,611	63,932,368	60,897,422
Accumulated deficit	(72,020,194)	(70,870,169)	(65,382,326)
Stockholders' deficit	(1,767,304)	(1,534,868)	(2,154,740)
Total liabilities and stockholders' deficit	$ 506,226	$ 544,002	$ 382,603